Discontinued Operations and Related Assets Held for Sale (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Aug. 14, 2015	Dec. 31, 2017	Dec. 31, 2016
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Gain on sale of assets						$ 200
Discontinued Operation, Alternative Cash Flow Information [Abstract]
Gain on sale of assets						200
Inventories	$ 47,853	$ (82,565)	$ 5,999		$ (15,649)	53,548
Current Liabilities:
Total current liabilities of discontinued operations		2,761			3,412	20,042
Engineered Solutions [Member] | Discontinued Operations, Held-for-sale [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net sales	55,608	2,468	64,193	$ 98,024	82,299	115,336
Cost of sales	49,068	1,335	57,022	94,817	74,723	98,440
Gross (loss) profit	6,540	1,133	7,171	3,207	7,576	16,896
Research and development		0	1,281
Selling and administrative expenses	8,627	(244)	7,800	16,764	12,239	19,220
Gain on sale of assets		0	0		(6,091)	198
Impairment		0	5,300		5,300	120,000
Operating (loss) income	(4,143)	1,377	(7,210)	(20,228)	(5,266)	(124,971)
Other (income) expense	(135)		(18)	(90)	(115)	(66)
other expenses		66
Interest expense	918	0	1,133	907	1,133	3,258
(Loss) income from discontinued operations before income taxes	(4,926)	1,311	(8,325)	(21,045)	(6,284)	(128,163)
Benefit from income taxes on discontinued operations		0	(209)	(2,366)	(55)	(1,189)
Net (loss) income from discontinued operations	(4,926)	1,311	(8,116)	$ (18,679)	(6,229)	(126,974)
Discontinued Operation, Alternative Cash Flow Information [Abstract]
Depreciation and amortization	4,194	0	2,311		2,418	5,277
Impairment		0	5,300		5,300	120,000
Gain on sale of assets		0	0		(6,091)	198
Inventories	3,514				15,217	(917)
Deferred income taxes		0	(209)		(55)	(1,189)
Capital expenditures	$ 4,447	0	$ 432		558	4,713
Current Assets:
Accounts receivable		1,234			3,351	17,094
Inventories		191			502	71,816
Prepaid expenses and other current assets		326			1,137	320
Long-term Assets:
Net property plant and equipment		0			226	79,048
Other assets		96			97	12,608
Total long-term assets of discontinued operations		1,847			5,313	180,886
Current Liabilities:
Accounts payable		905			512	7,253
Accrued income and other taxes		181			158
Other accrued liabilities		1,675			2,742	10,463
Total current liabilities of discontinued operations		2,761			3,412	20,042
Long-term Liabilities:
Other long-term obligations		376			376	850
Total liabilities of discontinued operations		$ 3,137			$ 3,788	$ 20,892